FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following table includes the estimated fair value and carrying value of those assets and liabilities.

(in thousands of $)		June 30,		December 31,
		2022		2021
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents	Level 1	283,658	283,658	200,652	200,652
Restricted cash	Level 1	47	47	518	518
Derivative instruments receivable	Level 2	49,862	49,862	5,862	5,862
Derivative instruments payable	Level 2	—	—	(4,764)	(4,764)
Floating rate long-term debt	Level 2	(1,291,592)	(1,306,257)	(1,206,522)	(1,221,603)
Fixed rate long- term debt	Level 2	(417,621)	(425,320)	(426,897)	(465,287)